Finance Expense	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Finance Expense

5. Finance expense

	2025	2024	2023
	(in thousands)
	£	£	£

Revaluation loss from derivative financial instruments	(12,648)	—	—
	(12,648)	—	—

The non-cash revaluation loss from derivative financial instruments of £12.6 million relates to the fair value remeasurement of Series A and Series B warrants, as set out in Note 20.